Notes Payable – Related Party (Details) - Schedule of notes to their present value - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Notes To Their Present Value Abstract
Balance at Beginning	$ 2,786,183	$ 4,528,549
Proceeds
Repayments	(64,550)	(2,058,720)
Contribution benefit
Finance expense	60,770	225,196
Foreign exchange adjustment		91,158
Balance at Ending	2,604,713	$ 2,786,183
Current	2,604,713
Non-current	0
Foreign currency adjustment	$ (177,690)